Summary of Significant Accounting Policies (Details Narrative) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Loss after income tax expense	$ (15,979)	$ (49,220)	$ (37,593)	$ (20,746)
Cash flows from (used in) operating activities	(13,518)	(9,434)	(4,116)	(5,040)
Net current liability		29,426
Assets (liabilities)	(9,044)	10,519	(5,710)
Non-trading costs		10,075
Negative working capital		23,248
Decrease in inventory	$ (179)	13,350	$ 6,638	$ 8,088
Short-term debt		1,159
Increase in capital		12,179
Amount of capital raise in planning		$ 19,409
Bank Facilities [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Facility description		Renegotiating the current bank facilities of $20 million to a facility that is at least a 12 month facility, reviewed annually that commences before the current facilities mature on 31 August 2019
March 2019 and 31 January 2020 [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Increase in capital		$ 31,587
June 2019 [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Forecast for collection of capital		4,347
July 2019 [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Forecast for collection of capital		7,531
October 2019 [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Forecast for collection of capital		7,531
June 2019 and October 2019 [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Increase in capital		$ 19,409
Bottom of Range [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill		5 years
Top of Range [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill		50 years
Bank Borrowing Facility Agreement [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Short-term debt		$ 38,489
Bank Borrowing Facility Agreement [Member] | Bottom of Range [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Short-term debt		$ 20,000